Feb. 05, 2021
MainStay VP MacKay Mid Cap Core Portfolio
MainStay VP MacKay Mid Cap Core Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP MacKay Mid Cap Core Portfolio

(the “Portfolio”)

Supplement dated February 5, 2021 (“Supplement”) to the
Summary Prospectus and Prospectus each dated May 1, 2020, as supplemented

Important Notice Regarding Changes to Name and Investment Policies

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

At meetings held on January 21, January 25 and February 3, 2021, the Board of Trustees (“Board”) of MainStay VP Funds Trust (“Trust”) considered and approved, among other related proposals: (i) appointing Wellington Management Company LLP (“Wellington”) as the Portfolio’s subadvisor and the related subadvisory agreement; (ii) changing the Portfolio’s name; and (iii) modifying the Portfolio’s principal investment strategies and investment process.

On or about February 8, 2021, shareholders of the Portfolio will receive an information statement containing further information regarding the subadvisor change.

As a result, unless otherwise indicated below, effective on or about May 1, 2021, the following changes will be made to the Summary Prospectus and Prospectus:

1.	Name Change. The name of the Portfolio is changed to MainStay VP Wellington Mid Cap Portfolio.

3.	Principal Investment Strategies. The “Principal Investment Strategies” section of the Portfolio’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in the securities of U.S. companies with market capitalizations at the time of investment that are similar to the market capitalizations generally within the collective range of the Russell Midcap® Index and the S&P Mid Cap® 400 Index. As of December 31, 2020, companies in the Russell Midcap® Index had market capitalizations ranging from $624 million to $59.7 billion and the S&P Mid Cap 400® Index had market capitalizations ranging from $1.5 billion to $22.2 billion.

The Subadvisor seeks to achieve the Portfolio’s investment objective by allocating the Portfolio’s assets among multiple portfolio management teams of Wellington, the Portfolio’s Subadvisor (the “Subadvisor”), that employ investment strategies with different investment styles, including Mid Cap Opportunities and Select Mid Cap Value strategies. Each investment strategy has distinct investment philosophies and analytical processes to identify securities for purchase or sale. The Subadvisor may also give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity.

New York Life Investment Management LLC, the Portfolio’s Manager, in collaboration with the Subadvisor will allocate Portfolio assets among the Subadvisor’s two sub-strategies described below.

Mid Cap Opportunities Strategy: The Subadvisor’s Mid Cap Opportunities team employs a “bottom-up” fundamental research approach to evaluate potential investments with an emphasis on fundamentals, valuation, and earnings expectations. The Mid Cap Opportunities team seeks to invest in high-quality, established mid capitalization companies with strong balance sheets and management teams, and market leadership in their respective industries. The Mid Cap Opportunities team may sell securities when the team believes downside risk is equal to or greater than the upside potential, company fundamentals deteriorate, the team believes valuations are excessive, or market capitalization ceilings are exceeded.

Select Mid Cap Value Strategy: The Subadvisor’s Select Mid Cap Value team employs a contrarian investment approach to investing in the securities of companies the team believes are undervalued. The Select Mid Cap Value team employs a “bottom-up” fundamental research approach and valuation techniques to assess a company’s value on the basis of its earnings power, growth potential, balance sheet, and competitive positioning. The Select Mid Cap Value team may consider selling a security if a stock approaches the team’s target price, company fundamentals deteriorate, the team believes an alternative investment offers a more compelling risk/reward opportunity, or market capitalization ceilings are exceeded.

4.	Principal Risks. In the “Principal Risks” section of the Summary Prospectus, the “Portfolio Management Risk” is deleted and replaced with the following:

(a)	Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Portfolio’s benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

5.	Past Performance. The “Past Performance” section of the Summary Prospectus and Prospectus is revised as follows:

(a)	The following is added to the end of the first paragraph:

The Portfolio has selected the S&P Mid Cap 400 Index as the Portfolio’s secondary benchmark. S&P MidCap 400 Index is a market capitalization-weighted index of common stocks representing the mid-cap U.S. equity market.

(b)	The following is added as the fifth paragraph:

Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.